Taxes (Details) - Schedule of Income Before Income Taxes - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Before Income Taxes [Abstract]
Non-PRC	$ (252)
PRC	8,124	2,826
Total	$ 7,872	$ 2,826